Asset Dispositions and Impairments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Property Hotel	Dec. 31, 2010 Hotel	Dec. 31, 2009 Hotel
Dispositions (Textual) [Abstract]
Company's mortgage debt assumed by buyer in sale of interest in a consolidated joint venture	$ 57
Loss recognized in discontinued operations from sale of interest in a consolidated joint venture, net of tax	18
Asset Dispositions and Impairments (Textual) [Abstract]
Gain (Loss) on asset dispositions and impairments resulted from acquisition		39
Loss on renovation and related asset retirement	16
Number of asset retirement and renovation property	2
Gain (Loss) on asset dispositions	50	5
Impairment of fixed asset retired in connection with wholly owned hotel		4
Impairment on hotel		2
Gains from insurance proceeds related to damages by storm		14
Gain on acquisition of controlling interest in joint venture		5
Loss on investment in which company holds minority interest			18
Impairment charges related to retain interest			22
Impairment charges	7	2	41
Number of hotels related to impairment charges	6	1	6
Wholly-owned hotel One [Member]
Dispositions (Textual) [Abstract]
Gain (Loss) recognized on sale of wholly owned hotel		53
Wholly-owned hotel Two [Member]
Dispositions (Textual) [Abstract]
Net cash proceeds from disposal of wholly-owned hotel	237
Deferred gain on dispositions of assets	66
Approximate cash proceeds from sale of company's interest in consolidated joint venture	44
Company's mortgage debt assumed by buyer in sale of interest in a consolidated joint venture	57
Loss recognized in discontinued operations from sale of interest in a consolidated joint venture, net of tax	18
Minority Investment - Japan Hotel [Member]
Dispositions (Textual) [Abstract]
Impairment loss relating to minority investment in a joint venture hotel located in Japan	31
Minority Interest and Non-core Asset [Member]
Dispositions (Textual) [Abstract]
Gain on sale of non hotel assets		$ 4